Short Term Notes Payable (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short term notes payable	$ 2,611,731	$ 1,883,163	$ 0